5 EQUIPMENT: Schedule of Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment at beginning of period	$ 192,788	$ 157,259
Additions	6,315	35,529
Disposals	0	0
Property, plant and equipment at end of period	199,103	192,788
Opening Accumulated Depreciation	86,949	35,322
period	45,825	51,627
Closing Depreciation Balance	132,774	86,949
Equipment, Net Book Value	66,329	105,839
Office equipment
Property, plant and equipment at beginning of period	18,026	10,819
Additions	0	7,207
Disposals	0	0
Property, plant and equipment at end of period	18,026	18,026
Opening Accumulated Depreciation	10,353	6,348
period	4,376	4,005
Closing Depreciation Balance	14,729	10,353
Equipment, Net Book Value	3,297	7,673
Computer equipment
Property, plant and equipment at beginning of period	174,762	146,440
Additions	6,315	28,322
Disposals	0	0
Property, plant and equipment at end of period	181,077	174,762
Opening Accumulated Depreciation	76,596	28,974
period	41,449	47,622
Closing Depreciation Balance	118,045	76,596
Equipment, Net Book Value	$ 63,032	$ 98,166